January 3, 2017

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Strategic Funds, Inc.

-Dreyfus Conservative Allocation Fund

-Dreyfus Moderate Allocation Fund

-Dreyfus Growth Allocation Fund

  1933 Act File No.: 2-88816
  1940 Act File No.: 811-03940
  CIK No.: 0000737520

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 127 to the Registration Statement, electronically filed with the Securities and Exchange Commission on December 23, 2016.

Please address any comments or questions to my attention at (412) 236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal